Impairment Charges - Summary of Asset Impairment Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Asset Impairment Charges [Abstract]
Accounts receivable (Note 6)	$ 36,403	$ (2,979)
Note receivables		288
Prepaid expenses and other current assets (Note 9)	7,000	648
Other receivable, related parties (Note 30)	1,925
Project assets (Note 2(k))	10,853	0
Impairment charges	$ 56,181	$ (2,043)